CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Allowance for doubtful accounts on trade accounts receivable - other (in dollars)	$ 11,881	$ 13,834	$ 11,916
Allowance for doubtful accounts on trade accounts receivable - EchoStar (in dollars)	$ 0	$ 0	$ 0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, shares issued	1,015	1,015	1,015
Common stock, shares outstanding	1,015	1,015	1,015